Borrowings (Short-Term And Long-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Debt Instrument [Line Items]
Total	¥ 1,185,613		¥ 1,167,077
Sub-Total	8,281,872
Trading balances of secured borrowings	222,968
Total	8,504,840		8,402,917
Short-Term Borrowings [Member]
Debt Instrument [Line Items]
Commercial paper	315,579	[1]	379,500	[1]
Bank borrowings	743,119	[1]	563,748	[1]
Other	126,915	[1]	223,829	[1]
Total	1,185,613	[1]	1,167,077	[1]
Secured borrowings	8,647		44,159
Bonds And Notes Issued [Member]
Debt Instrument [Line Items]
Secured borrowings	757,018		1,000,856
Fixed-Rate Obligations [Member] | Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	1,201,404	[2]	1,365,805	[2]
Fixed-Rate Obligations [Member] | Non-Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	860,975	[2]	748,626	[2]
Floating-Rate Obligations [Member] | Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	788,224	[2]	897,147	[2]
Floating-Rate Obligations [Member] | Non-Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	117,121	[2]	364,796	[2]
Index / Equity-Linked Obligations [Member] | Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	1,241,950	[2]	1,251,330	[2]
Index / Equity-Linked Obligations [Member] | Non-Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	654,775	[2]	985,723	[2]
Long-Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term borrowings from banks and other financial institutions	3,494,323	[3]	2,559,325	[3]
Bonds and notes issued	4,787,549	[2]	5,613,427	[2]
Long Term Borrowings From Banks And Financial Institutions [Member]
Debt Instrument [Line Items]
Secured borrowings	¥ 224,543		¥ 6,093

[1]	Includes secured borrowings of ¥44,159 million as of March 31, 2011 and ¥8,647 million as of March 31, 2012.
[2]	Includes secured borrowings of ¥1,000,856 million as of March 31, 2011 and ¥757,018 million as of March 31, 2012.
[3]	Includes secured borrowings of ¥6,093 million as of March 31, 2011 and ¥224,543 million as of March 31, 2012.